Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of the Group’s subsidiaries and consolidated VIEs
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”)	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WOFE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”)	April 09, 2019	Cayman Islands	100%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”)	May 02, 2019	Hong Kong	100%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WOFE”)	April 10, 2019	PRC	100%

VIEs
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”)	June 04, 2015	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”)**	October 29, 2019	PRC	100%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”)*	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Henan) Supply Chain Management Co., Ltd. (“Fintech Henan”)	August 26, 2020	PRC	100%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”)	November 06, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”)	December 30, 2020	PRC	80%
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”)	August 18, 2020	PRC	100%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”)	January 25, 2021	PRC	100%
Inner Mongolia Fintech Supply Chain Management Co., Ltd. (“Fintech Mongolia”)	January 15, 2021	PRC	70%
Jiangxi Fintech Supply Chain Management Co., Ltd. (“Fintech Jiangxi”)	May 10, 2021	PRC	100%
Fintech Supply Chain Management (Shanxi) Co., Ltd. (“Fintech SX”)	May 6, 2021	PRC	100%